Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 29, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1090

Re:           CASH MANAGEMENT PORTFOLIO (the “Trust”)
(File No. 811-06073)

Dear Sir or Madam:

Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 8b-16 thereunder, Amendment No. 29 to the Registration Statement of the above-referenced Trust (the “Amendment”) is hereby electronically transmitted through the EDGAR system.

Beneficial interests of the Registrant are not registered under the Securities Act of 1933, as amended (the “1933 Act”), because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act.  Investments in the Registrant may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that would generally be considered “accredited investors” within the meaning of Regulation D under the 1933 Act.  This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Registrant.

Please note that Part A and Part B of this Registration Statement incorporate by reference information concerning the Trust found in the prospectuses and statements of additional information of the DWS Money Market Trust — Money Market Series (Institutional Shares), Cash Management Fund (Institutional Shares), and Cash Reserves Fund Institutional filed with the Commission in Post-Effective Amendment No. 50 on April 29, 2011 (SEC Accession No. 0000088053-11-000587, File Nos. 002-78122 and 811-03495) and of Cash Reserve Fund, Inc. — Prime Series (Cash Reserve Fund Prime Shares, Prime Institutional Shares and Managed Shares) filed with the Commission in Post-Effective Amendment No. 53 on April 29, 2011 (SEC Accession No.0000088053-11-000585, File Nos. 002-72658 and 811-03196) (the “feeder fund registration statements”).  A copy of the feeder fund registration statements will be provided to anyone requesting a copy of this Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price